Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Total fair values of RSU vested and recognized as expenses	$ 1,082	$ 3,794	$ 11,965
Service-based RSUs
Share-based compensation
Beginning of the year	110,463	227,577	634,505
Granted	762,510	301,850	716,265
Vested	(208,558)	(414,314)	(1,049,007)
Forfeited/expired	(3,875)	(4,650)	(74,186)
End of the year	660,540	110,463	227,577
Expected to vest at end of the year	639,362	92,900	209,878
Beginning of the year	$ 18.26	$ 17.65	$ 8.11
Granted	0.73	5.62	15.73
Vested	5.32	8.78	11.32
Forfeited/expired	24.25	12.53	12.73
End of the year	2.07	18.26	17.65
Expected to vest at end of the year	$ 1.12	$ 17.91	$ 19.07
Restricted Stock Units (RSUs) | Employees
Share-based compensation
Expected future forfeiture rate	1.00%	1.00%	1.00%
Restricted Stock Units (RSUs) | Non-employees
Share-based compensation
Expected future forfeiture rate	0.00%	0.00%	0.00%